Note 16 - Stockholders' Equity	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
NOTE
1
6
Stockholders' Equity
The Company did
not
repurchase any shares of its common stock in the open market or pay any dividends on its common stock during
2018,
2017
or
2016.
The Company did purchase
3,589
shares of common stock, at a value of
$19.94
per share, from a director in a cashless exchange of options exercised in
2018.

The Company's certificate of incorporation authorizes the issuance of up to
500,000
shares of preferred stock, and on
December 23, 2008,
the Company completed the sale of
26,000
shares of Fixed Rate Cumulative Perpetual Preferred Stock, Series A (Preferred Stock) to the United States Department of Treasury (Treasury). The Preferred Stock had a liquidation value of
$1,000
per share and a related warrant was also issued to purchase
833,333
shares of HMN common stock at an exercise price of
$4.68
per share (the Warrant). The transaction was part of the Treasury’s Capital Purchase Program under the Emergency Economic Stabilization Act of
2008.

On
February 17, 2015,
the Company redeemed the final
10,000
shares of outstanding Preferred Stock. On
May 21, 2015,
the Treasury sold the Warrant at an exercise price of
$4.68
per share to
three
unaffiliated
third
party investors for an aggregate purchase price of
$5.7
million. In
2018,
all of the outstanding Warrants were either exercised by the Warrant holder or repurchased by the Company. These Warrant transactions resulted in the Company issuing an additional
319,651
shares of common stock from treasury shares for Warrants that were exercised and paying
$6.5
million in cash to repurchase the remaining Warrants. As a result of these transactions, the Company no
longer has any obligations under the Warrant.

On
November 28, 2018,
the Board of Directors announced a new share repurchase program, pursuant to which the Company may
purchase shares of its common stock for an aggregate purchase price not
to exceed
$6
million. The share repurchase program does
not
obligate the Company to purchase any shares and has
no
set expiration date.
No
shares were repurchased by the Company in
2018
under the share repurchase program.

In order to grant a priority to eligible accountholders in the event of future liquidation, the Bank, at the time of conversion to a stock savings bank, established a liquidation account equal to its regulatory capital as of
September 30, 1993.
In the event of future liquidation of the Bank, an eligible accountholder who continues to maintain their deposit account shall be entitled to receive a distribution from the liquidation account. The total amount of the liquidation account will decrease as the balance of eligible accountholders is reduced subsequent to the conversion, based on an annual determination of such balance.